Unaudited Summarized Consolidated Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Summarized Consolidated Quarterly Financial Data [Abstract]
Consolidated quarterly financial data

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2011
Rental income (a)	$137,812	$150,636	$163,859	$170,688
Loss from continuing operations	(32,847)	(34,130)	(30,026)	(26,222)
Income from discontinued operations	4,191	49,039	16,240	74,340
Net (loss)/income attributable to common stockholders	(30,243)	12,149	(15,559)	44,190
(Loss)/income per share (b):
Basic and diluted	$(0.17)	$0.06	$(0.07)	$0.20
2010
Rental income (a)	$122,682	$124,390	$129,321	$136,157
Loss from continuing operations	(28,912)	(28,623)	(29,194)	(31,201)
Income from discontinued operations	3,886	983	4,589	1,884
Net loss attributable to common stockholders	(26,435)	(28,968)	(26,134)	(30,825)
Loss per share (b):
Basic and diluted	$(0.17)	$(0.18)	$(0.16)	$(0.17)

(a)	Represents rental income from continuing operations, excluding amounts classified as discontinued operations.
(b)	Quarterly earnings per common share amounts may not total to the annual amounts due to rounding.